Significant Accounting Policies (Details 3) ₪ in Thousands	12 Months Ended
Dec. 31, 2017 ILS (₪)
Liabilities and shareholders' equity
Bonds at amortized cost	₪ (5,751)
Total liabilities	(5,751)
Net impact on equity	(5,751)
Retained earnings	₪ (5,751)